Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold	¥ 140,634	¥ 141,106
Materials and supplies	2,993	2,560
Other	2,936	2,691
Total	¥ 146,563	¥ 146,357